Leases (Details)	Mar. 31, 2026	Mar. 31, 2025
Leases [Line Items]
Total operating lease liabilities	Operating Leases, Present value of net minimum lease payments	Operating Leases, Present value of net minimum lease payments
Total finance lease liabilities	Finance Leases, Present value of net minimum lease payments	Finance Leases, Present value of net minimum lease payments
Minimum [Member]
Leases [Line Items]
Remaining lease term	1 year
Maximum [Member]
Leases [Line Items]
Remaining lease term	56 years